LVIP American Global Growth Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANY–100.06%
International Equity Fund–100.06%
✢American Funds Insurance Series®– Global Growth Fund	10,061,375	$377,905,252
Total Investment Company (Cost $265,990,411)		377,905,252

TOTAL INVESTMENTS–100.06% (Cost $265,990,411)	377,905,252
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(210,517)
NET ASSETS APPLICABLE TO 14,066,825 SHARES OUTSTANDING–100.00%	$377,694,735

✢Class 1 shares.
See accompanying notes.
LVIP American Global Growth Fund–1